Other Financial Assets at Fair Value Through Profit or Loss - Parent - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Financial assets designated at FVTPL	£ 454	£ 508
Santander UK Group Holdings plc
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Financial assets designated at FVTPL	4,190	1,425
Debt securities issued during period for MREL requirements	£ 2,765	£ 1,425